Warrant Liability and Earnout Shares Liability - Schedule of Change in Fair Value of Exercised Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Warrant Liability And Earnout Shares Liability - Schedule Of Change In Fair Value Of Exercised Warrants Details
Number of Warrants, Beginning Balance | shares	9,097,430
Number of Warrants, Change in Fair Value to the Date of Cashless Exercise Charged to Income Statement | shares	2,325,924
Number of Warrants, Fair Value of Warrants Exercised Credited to Shareholders Equity | shares	2,325,924
Number of Warrants, Change in Fair Value of Unexercised Warrants Remaining at December 31, 2015 | shares	6,771,506
Number of Warrants, Ending Balance | shares	6,771,506
Number of Warrants, Net Gain On Exercise of Warrants | shares	2,325,924
Number of Warrants, Total Change in Warrant Liability Due Exercise of Warrants and Change in Fair Value of Remaining Warrants | shares
Average Value, Beginning Balance | $ / shares	$ 2.19
Average Value, Change in Fair Value to the Date of Cashless Exercise Charged to Income Statement | $ / shares	3.69
Average Value, Fair Value of Warrants Exercised Credited to Shareholders Equity | $ / shares	5.88
Average Value, Change in Fair Value of Unexercised Warrants Remaining | $ / shares	2.41
Average Value, Ending Balance | $ / shares	4.61
Average Value, Net Gain On Exercise of Warrants | $ / shares	2.19
Average Value, Total Change in Warrant Liability Due Exercise of Warrants and Change in Fair Value of Remaining Warrants | $ / shares
Balance, beginning | $	$ 19,991
Change in Fair Value to the Date of Cashless Exercise Charged to Income Statement | $	8,591
Fair Value of Warrants Exercised Credited to Shareholders Equity, Fair Value | $	(13,679)
Change in Fair Value of Unexercised Warrants Remaining, Fair Value | $	16,310
Balance, ending | $	31,213
Fair Value, Net Gain On Exercise of Warrants | $	(5,088)
Fair Value, Total Change in Warrant Liability Due Exercise of Warrants and Change in Fair Value of Remaining Warrants | $	$ 11,222